Appendix 2.1 Summary of Type of Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [Line Items]
Trade and other current receivables	$ 3,504,457	$ 3,551,022
Trade and other non-current receivables	587,957	906,508
Current [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,556,606	2,802,977
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,243,413	4,350,373
Trade and other non-current receivables	617,218	907,022
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	368,977	558,913
Trade and other non-current receivables	82	57,636
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	115,943	107,298
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	96,283	149,072
Trade and other non-current receivables		57,610
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	156,751	302,543
Trade and other non-current receivables	82	26
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	52,133
Trade and other non-current receivables	8
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other non-current receivables	8
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	42,283
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,850
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,556,138	2,260,524
Trade and other non-current receivables	62,531	39,928
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	648,531	494,693
Trade and other non-current receivables	8,111	6,716
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	281,411	289,485
Trade and other non-current receivables	45,111	20,132
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,626,196	1,476,346
Trade and other non-current receivables	9,309	13,080
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	241,797	198,032
Trade and other non-current receivables	59,807	73,949
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	35,989	27,155
Trade and other non-current receivables	7,845	6,962
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	50,063	41,218
Trade and other non-current receivables	26,691	50,855
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	155,745	129,659
Trade and other non-current receivables	25,271	16,132
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	291,263	301,320
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	88,188	70,039
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	96,283	149,072
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	106,792	82,208
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	52,088
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	42,283
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,805
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,216,141	1,181,219
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	402,342	291,925
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	137,393	126,785
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	676,406	762,509
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	75,230	75,299
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	12,758	11,851
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	17,860	11,752
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	44,612	51,696
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	17,089	24,816
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	16,659	24,111
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	430	705
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	349,939	277,840
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	73,848	63,756
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	31,254	29,042
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	244,837	185,042
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	19,590	19,796
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,346	2,271
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,410	2,631
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	13,834	14,894
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,196	10,407
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,975	8,111
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	221	2,296
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	105,348	89,654
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	15,150	15,124
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	11,336	12,611
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	78,862	61,919
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	11,307	11,193
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,492	979
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,406	2,031
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,409	8,183
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	184	3,145
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	30	178
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	154	2,967
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	47,711	44,909
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,146	7,678
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,080	7,262
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	32,485	29,969
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,488	8,301
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,845	609
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,913	2,015
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,730	5,677
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	856	9,996
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	42	397
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	814	9,599
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	35,716	40,902
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,982	4,579
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,556	11,040
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	25,178	25,283
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,110	7,475
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,719	627
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,875	1,729
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,516	5,119
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	32	33,373
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	28	44
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4	33,329
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	29,563	29,489
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,874	4,100
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,209	3,248
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	19,480	22,141
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,851	6,173
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,072	461
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,049	1,504
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,730	4,208
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	47	11,385
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	41	73
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6	11,312
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	28,161	29,266
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,200	2,924
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,143	4,360
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	19,818	21,982
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,789	5,209
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	994	447
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,467	1,300
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,328	3,462
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	89	3,559
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables		393
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	89	3,166
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	53,369	33,897
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,532	3,838
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,194	3,907
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	42,643	26,152
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,522	4,883
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	930	422
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,743	1,179
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,849	3,282
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	629	2,096
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2	929
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	627	1,167
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	38,063	24,507
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,586	2,429
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,436	11,961
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	26,041	10,117
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,463	4,447
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	744	407
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,664	1,286
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,055	2,754
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	50,592	158,817
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,978	3,023
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	47,614	155,794
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	45
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	45
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	652,127	508,841
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	124,871	98,340
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	66,810	79,269
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	460,446	331,232
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	83,447	55,256
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	12,089	9,081
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	16,676	15,791
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	54,682	30,384
By type of portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,219,045	3,017,469
Trade and other non-current receivables	122,428	171,513
By type of portfolio [Member] | Gross Carrying Amount [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,634,722	1,557,838
By type of portfolio [Member] | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	386,618	322,452
By type of portfolio [Member] | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	124,851	111,254
By type of portfolio [Member] | Gross Carrying Amount [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	58,383	56,355
By type of portfolio [Member] | Gross Carrying Amount [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	46,682	58,373
By type of portfolio [Member] | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	38,446	69,035
By type of portfolio [Member] | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	35,997	45,860
By type of portfolio [Member] | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	60,980	42,339
By type of portfolio [Member] | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	46,155	31,050
By type of portfolio [Member] | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	$ 786,211	$ 722,914